UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21881
                                                     ---------

                 Oppenheimer Rochester Minnesota Municipal Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
General Obligation                                                         18.1%
--------------------------------------------------------------------------------
Single Family Housing                                                      12.5
--------------------------------------------------------------------------------
Electric Utilities                                                          8.7
--------------------------------------------------------------------------------
Special Assessment                                                          8.5
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           7.7
--------------------------------------------------------------------------------
Multifamily Housing                                                         7.2
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               7.1
--------------------------------------------------------------------------------
Education                                                                   6.6
--------------------------------------------------------------------------------
Special Tax                                                                 4.9
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                         4.5

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        23.4%
--------------------------------------------------------------------------------
AA                                                                          0.7
--------------------------------------------------------------------------------
A                                                                           8.0
--------------------------------------------------------------------------------
BBB                                                                        53.3
--------------------------------------------------------------------------------
BB or lower                                                                14.6

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 54% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


            20 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/10/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            21 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Hospital/Health Care                                                       19.7%
--------------------------------------------------------------------------------
Single Family Housing                                                      19.2
-------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                              18.9
-------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.5
-------------------------------------------------------------------------------
Multifamily Housing                                                         6.7
-------------------------------------------------------------------------------
Adult Living Facilities                                                     6.4
-------------------------------------------------------------------------------
Electric Utilities                                                          4.6
-------------------------------------------------------------------------------
General Obligation                                                          2.7
-------------------------------------------------------------------------------
Municipal Leases                                                            2.1
-------------------------------------------------------------------------------
Specialty Retail                                                            1.8

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        19.9%
--------------------------------------------------------------------------------
AA                                                                         10.2
--------------------------------------------------------------------------------
A                                                                          11.7
--------------------------------------------------------------------------------
BBB                                                                        39.2
--------------------------------------------------------------------------------
BB or lower                                                                19.0

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 53.2% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


            25 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/06. The cumulative total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 11/7/06. The cumulative total returns are shown net of the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/06. The cumulative total returns are shown net of the applicable 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            26 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts


            27 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $  981.60     $  6.73
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,018.30        6.85
--------------------------------------------------------------------------------
Class B Actual                     1,000.00       977.90       10.47
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,014.54       10.66
--------------------------------------------------------------------------------
Class C Actual                     1,000.00       977.80       10.47
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,014.54       10.66

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.35%
-----------------------------
Class B             2.10
-----------------------------
Class C             2.10

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


            28 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $  976.90     $  3.97
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00     1,021.06        4.06
--------------------------------------------------------------------------------
Class B Actual                     1,000.00       973.30        7.70
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00     1,017.30        7.87
--------------------------------------------------------------------------------
Class C Actual                     1,000.00       972.90        7.70
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00     1,017.30        7.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.80%
-----------------------------
Class B             1.55
-----------------------------
Class C             1.55

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


            29 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--155.3%
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA--123.7%
$       60,000   Apache County, AZ IDA
                 (Tucson Electric Power Company) 1                                        5.875%    03/01/2033     $       60,010
---------------------------------------------------------------------------------------------------------------------------------
       250,000   AZ Agricultural & Power District (Salt River) 1                          5.000     01/01/2020            253,185
---------------------------------------------------------------------------------------------------------------------------------
        50,000   AZ Educational Loan Marketing Corp. 1                                    5.700     12/01/2008             50,171
---------------------------------------------------------------------------------------------------------------------------------
       300,000   AZ Health Facilities Authority (American Baptist Estates) 1              7.750     11/15/2033            328,656
---------------------------------------------------------------------------------------------------------------------------------
       180,000   AZ Health Facilities Authority
                 (FMC/SMC Obligated Group) 1                                              5.250     10/01/2026            183,235
---------------------------------------------------------------------------------------------------------------------------------
        20,000   AZ Health Facilities Authority
                 (Northern Arizona Healthcare) 1                                          5.000     10/01/2023             20,394
---------------------------------------------------------------------------------------------------------------------------------
        20,000   AZ Health Facilities Authority
                 (Northern Arizona Healthcare) 1                                          5.250     10/01/2016             20,422
---------------------------------------------------------------------------------------------------------------------------------
        15,000   AZ State University COP (Downtown Campus/Mercado) 1                      5.750     07/01/2017             15,026
---------------------------------------------------------------------------------------------------------------------------------
        15,000   AZ State University COP (Downtown Campus/Mercado) 1                      5.625     07/01/2015             15,024
---------------------------------------------------------------------------------------------------------------------------------
       145,000   AZ Student Loan Acquisition Authority 1                                  5.750     05/01/2015            152,647
---------------------------------------------------------------------------------------------------------------------------------
        75,000   AZ Student Loan Acquisition Authority 1                                  5.900     05/01/2024             78,665
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Casa Grande, AZ IDA
                 (Casa Grande Regional Medical Center) 1                                  7.000     12/01/2015             53,508
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Casa Grande, AZ IDA
                 (Casa Grande Regional Medical Center) 1                                  7.000     12/01/2017             21,504
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Centerra, AZ Community Facilities District 1                             5.150     07/15/2031            270,510
---------------------------------------------------------------------------------------------------------------------------------
         9,441   Central AZ Irrigation & Drain District 1                                 6.000     06/01/2016              9,448
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Chandler, AZ Street & Highway 1                                          5.375     07/01/2014             10,064
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Chandler, AZ Water & Sewer 1                                             5.250     07/01/2015             50,564
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Cochise County, AZ IDA
                 (Sierra Vista Community Hospital) 1                                      6.750     12/01/2026             10,207
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Cochise County, AZ Unified School District No. 21
                 (St. David) 1                                                            5.000     07/01/2017             10,136
---------------------------------------------------------------------------------------------------------------------------------
       525,000   Estrella Mountain Ranch, AZ Community Facilities
                 District (Montecito Assessment District)                                 5.550     07/01/2022            516,390
---------------------------------------------------------------------------------------------------------------------------------
       465,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District) 1                                        5.700     07/01/2027            457,969
---------------------------------------------------------------------------------------------------------------------------------
       505,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)                                          5.800     07/01/2032            501,339
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Festival Ranch, AZ Community Facilities District 1                       5.000     07/01/2026             98,972
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Festival Ranch, AZ Community Facilities District 1                       5.000     07/01/2032             97,361
---------------------------------------------------------------------------------------------------------------------------------
       195,000   Festival Ranch, AZ Community Facilities District                         5.300     07/15/2031            181,888
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Festival Ranch, AZ Community Facilities District 1, 2                    5.800     07/15/2032            249,813
---------------------------------------------------------------------------------------------------------------------------------
       750,000   Flagstaff, AZ IDA (Senior Living Community-Northern
                 Arizona) 1                                                               5.700     07/01/2042            711,998


            30 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$       20,000   Gila County, AZ IDA (Cobre Valley Community Hospital) 1                  6.100%    12/01/2025     $       20,910
---------------------------------------------------------------------------------------------------------------------------------
       260,000   Gladden Farms, AZ Community Facilities District 1                        5.350     07/15/2027            246,454
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Gladden Farms, AZ Community Facilities District                          5.450     07/15/2032            937,350
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Glendale, AZ IDA (Midwestern University) 1                               5.375     05/15/2028             35,660
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Goodyear, AZ IDA Water & Sewer
                 (Litchfield Park Service Company) 1                                      6.750     10/01/2031            238,676
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Greater AZ Devel. Authority, Series A 1                                  5.625     08/01/2020              5,178
---------------------------------------------------------------------------------------------------------------------------------
       335,000   Hassayampa, AZ Community Facilities District
                 (Hassayampa Village Community)                                           7.750     07/01/2021            344,001
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Maricopa County, AZ Hospital (Sun Health Corp.) 1                        5.250     04/01/2019              5,056
---------------------------------------------------------------------------------------------------------------------------------
        95,000   Maricopa County, AZ IDA (Catholic Healthcare) 1                          5.000     07/01/2021             95,918
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Maricopa County, AZ IDA (Catholic Healthcare) 1                          5.000     07/01/2021             60,072
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Maricopa County, AZ IDA
                 (Chaparral City Water Company) 1                                         5.400     12/01/2022             35,765
---------------------------------------------------------------------------------------------------------------------------------
       285,000   Maricopa County, AZ IDA (Citizens Utilities Company) 1                   6.200     05/01/2030            285,162
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Maricopa County, AZ IDA (Mayo Clinic Scottsdale) 1                       5.250     11/15/2037             50,892
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Maricopa County, AZ IDA (Pennington Gardens) 1                           5.100     09/20/2019             10,251
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Maricopa County, AZ IDA (Rosa Linda Apartments) 1                        5.300     07/20/2042          1,513,020
---------------------------------------------------------------------------------------------------------------------------------
       525,000   Maricopa County, AZ IDA (Sun King Apartments) 1                          6.750     05/01/2031            533,731
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Maricopa County, AZ IDA (Whispering Palms Apartments) 1                  5.900     07/01/2029             51,536
---------------------------------------------------------------------------------------------------------------------------------
       160,000   Maricopa County, AZ Pollution Control Corp.
                 (Public Service Company of New Mexico) 1                                 5.750     11/01/2022            160,986
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Maricopa County, AZ Pollution Control Corp.
                 (Public Service Company of New Mexico) 1                                 6.300     12/01/2026            106,279
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Maricopa County, AZ School District No. 24 (Gila Bend)                   5.500     07/01/2022          1,543,800
---------------------------------------------------------------------------------------------------------------------------------
       455,000   Marley Park, AZ Community Facilities District 1                          6.000     07/15/2026            459,818
---------------------------------------------------------------------------------------------------------------------------------
       685,000   Marley Park, AZ Community Facilities District 1                          6.100     07/15/2032            692,624
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Mesa, AZ IDA (Banner Health System) 1                                    5.000     01/01/2019            172,183
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                       6.000     07/01/2025             62,366
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                       6.000     07/01/2032            129,395
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                       6.000     07/01/2032             20,627
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Mesa, AZ IDA (Mesa Student Hsg.) 1                                       6.250     07/01/2032             62,543
---------------------------------------------------------------------------------------------------------------------------------
       160,000   Navajo County, AZ IDA (Stone Container Corp.) 1                          7.400     04/01/2026            162,355
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Palm Valley, AZ Community Facility District No.3 1,2                     5.800     07/15/2032            493,160
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Parkway, AZ Community Facilities District No. 1
                 (Prescott Valley) 1                                                      5.350     07/15/2031             46,352
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Peoria, AZ Improvement District No. 8401 1                               5.300     01/01/2011             40,105
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Peoria, AZ Street & Highway 1                                            5.750     07/01/2012             10,017
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Peoria, AZ Street & Highway 1                                            5.750     07/01/2016              5,009


            31 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$    2,000,000   Phoenix & Pima County, AZ IDA (Single Family) 1                          5.800%    12/01/2039     $    2,166,760
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Phoenix, AZ Airport 1                                                    6.400     07/01/2012             15,029
---------------------------------------------------------------------------------------------------------------------------------
        45,000   Phoenix, AZ Airport, Series D 1                                          6.200     07/01/2008             45,083
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Phoenix, AZ Civic Improvement Corp. (Bus Acquisition) 1                  5.300     07/01/2010             50,566
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Phoenix, AZ Civic Improvement Corp. (Courthouse) 1                       5.250     07/01/2024             25,989
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Phoenix, AZ Civic Improvement Corp. Airport, Series A 1                  5.000     07/01/2018              5,088
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Phoenix, AZ Civic Improvement Corp. Airport, Series A 1                  5.000     07/01/2025             40,728
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Phoenix, AZ Civic Improvement Corp. Airport, Series B 1                  5.250     07/01/2022             20,635
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Phoenix, AZ Civic Improvement Corp. Airport, Series B 1                  5.250     07/01/2032             51,007
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Phoenix, AZ Civic Improvement Corp. Water System 1                       5.000     07/01/2019             60,525
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Phoenix, AZ Hsg. Finance Corp. 1                                         6.900     01/01/2023             20,278
---------------------------------------------------------------------------------------------------------------------------------
       165,000   Phoenix, AZ IDA (Crossroads Apartments) 1                                5.200     12/15/2021            166,577
---------------------------------------------------------------------------------------------------------------------------------
       350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.) 1                      6.250     07/01/2036            355,964
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)                                  5.875     11/01/2037            947,960
---------------------------------------------------------------------------------------------------------------------------------
       240,000   Phoenix, AZ IDA (Liberty Cove Apartments) 1                              5.150     10/20/2042            239,218
---------------------------------------------------------------------------------------------------------------------------------
     1,499,832   Phoenix, AZ IDA (Single Family Mtg.) 1                                   5.500     08/01/2038          1,594,441
---------------------------------------------------------------------------------------------------------------------------------
       750,000   Phoenix, AZ IDA (Single Family Mtg.) 1                                   5.625     05/01/2039            789,960
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Phoenix, AZ IDA (Single Family Mtg.) 1                                   6.650     10/01/2029            133,364
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Phoenix, AZ IDA (Summit Apartments)                                      6.550     07/20/2037            240,998
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Phoenix, AZ IDA (Ventana Palms Apartments) 1                             6.150     10/01/2029             53,476
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Phoenix, AZ Street & Highway 1                                           6.100     07/01/2011             40,080
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Pima County, AZ Devel. Authority
                 (Tucson Electric Power Company) 1                                        6.100     09/01/2025             65,004
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Pima County, AZ IDA (Arizona Charter School) 1                           6.500     07/01/2023            178,281
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Pima County, AZ IDA (Center for Academic Success) 1                      5.500     07/01/2037            997,730
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Pima County, AZ IDA (Charter Schools) 1                                  6.375     07/01/2031             15,601
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Pima County, AZ IDA (Charter Schools) 1                                  6.375     07/01/2031             11,356
---------------------------------------------------------------------------------------------------------------------------------
       195,000   Pima County, AZ IDA (Christian Senior Living) 1                          5.050     01/01/2037            180,824
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Pima County, AZ IDA (Global Water Resources) 1                           5.750     12/01/2032            140,714
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Pima County, AZ IDA
                 (Healthpartners of Southern Arizona) 1                                   5.450     04/01/2010             15,319
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Pima County, AZ IDA
                 (Healthpartners of Southern Arizona) 1                                   5.625     04/01/2014            153,210
---------------------------------------------------------------------------------------------------------------------------------
        85,000   Pima County, AZ IDA
                 (Horizon Community Learning Center) 1                                    5.250     06/01/2035             81,815
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Pima County, AZ IDA (International Studies Academy) 1                    6.750     07/01/2031             72,072
---------------------------------------------------------------------------------------------------------------------------------
       105,000   Pima County, AZ IDA (International Studies Academy) 1                    6.750     07/01/2031            109,300
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Pima County, AZ IDA (Phoenix Advantage Charter School) 1                 5.500     07/01/2033             15,120
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Pima County, AZ IDA (Single Family Mtg.) 1                               5.200     05/01/2031              5,021


            32 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$       50,000   Pima County, AZ IDA (Single Family Mtg.) 1                               5.786% 3  11/01/2034     $       10,099
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Pima County, AZ IDA (Sonoran Science Academy) 1                          5.750     12/01/2037            118,410
---------------------------------------------------------------------------------------------------------------------------------
       625,000   Pima County, AZ IDA (Southgate Academy Charter School) 1                 7.000     12/01/2036            632,706
---------------------------------------------------------------------------------------------------------------------------------
       150,000   Pima County, AZ IDA (Tucson Country Day School) 1                        5.000     06/01/2037            138,768
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Pima County, AZ IDA (Tucson Medical Center) 1                            5.000     04/01/2015             65,055
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Pima County, AZ Junior College District 1                                7.000     07/01/2009             15,269
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Quailwood Meadows, AZ Community Facilities District 1                    6.000     07/15/2022          1,018,580
---------------------------------------------------------------------------------------------------------------------------------
       750,000   Quailwood Meadows, AZ Community Facilities District 1                    6.125     07/15/2029            760,725
---------------------------------------------------------------------------------------------------------------------------------
         5,000   San Luis, AZ Civic Improvement Corp. (Excise Tax) 1                      5.000     07/01/2038              5,134
---------------------------------------------------------------------------------------------------------------------------------
       200,000   San Luis, AZ Facility Devel. Corp.
                 (Regional Detention Center)                                              7.250     05/01/2027            200,022
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Santa Cruz County, AZ Unified School District 1                          6.000     07/01/2009              5,031
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Show Low Bluff, AZ Community Facilities District                         5.600     07/01/2031            948,020
---------------------------------------------------------------------------------------------------------------------------------
       480,000   Show Low Bluff, AZ Community Facilities District 1, 2                    5.875     07/15/2032            480,595
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Show Low, AZ IDA (Navapache Regional Medical Center) 1                   5.300     12/01/2011             25,463
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Somerton, AZ IDA (Bienestar) 1                                           5.750     07/01/2017            174,998
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Tartesso West, AZ Community Facilities District 1,2                      5.900     07/15/2032          1,998,500
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Tempe, AZ Improvement Bonds
                 (Improvement District No. 170) 1                                         6.875     01/01/2011             15,114
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Tolleson, AZ IDA (Copper Cove) 1                                         5.450     11/20/2032            127,608
---------------------------------------------------------------------------------------------------------------------------------
       265,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.) 1                    6.000     07/01/2021            274,347
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Tucson, AZ COP 1                                                         5.600     07/01/2011              5,022
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Tucson, AZ IDA (Joint Single Family Mtg.) 1                              5.000     01/01/2039            100,759
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Tucson, AZ IDA (Joint Single Family Mtg.) 1                              5.350     01/01/2038             79,618
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Tucson, AZ Improvement District
                 (Civano Neighborhood Phase 1) 1                                          5.000     01/01/2015              5,014
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Tucson, AZ Improvement District
                 (Civano Neighborhood Phase 1) 1                                          5.000     01/01/2018             15,030
---------------------------------------------------------------------------------------------------------------------------------
        35,000   University AZ Medical Center Corp.
                 (University Medical Center) 1                                            5.000     07/01/2013             35,034
---------------------------------------------------------------------------------------------------------------------------------
        75,000   University AZ Medical Center Corp.
                 (University Medical Center) 1                                            5.000     07/01/2021             75,064
---------------------------------------------------------------------------------------------------------------------------------
         5,000   University AZ Medical Center Corp.
                 (University Medical Center) 1                                            5.000     07/01/2033              4,807
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Verrado, AZ Community Facilities District No. 1 1                        6.500     07/15/2027            233,138
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Via Linda, AZ Road Community Facilities District
                 Scottsdale 1                                                             5.650     07/15/2018             10,121
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Vistancia, AZ Community Facilities District 1                            6.750     07/15/2022            242,035
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Westpark, AZ Community Facilities District 1                             5.100     07/15/2018            165,434


            33 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      975,000   Westpark, AZ Community Facilities District 1                             5.250%    07/15/2031     $      903,211
---------------------------------------------------------------------------------------------------------------------------------
       180,000   Westpark, AZ Community Facilities District 1                             5.300     07/15/2022            173,461
---------------------------------------------------------------------------------------------------------------------------------
     1,535,000   Westpark, AZ Community Facilities District                               5.450     07/15/2032          1,457,897
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Yuma County, AZ Jail District 1                                          5.250     07/01/2012             50,066
                                                                                                                   --------------
                                                                                                                       32,741,605
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--31.6%
        20,000   Guam Power Authority, Series A 1                                         5.250     10/01/2023             20,079
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2015             25,216
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Aqueduct & Sewer Authority 1                                 5.000     07/01/2019            101,946
---------------------------------------------------------------------------------------------------------------------------------
       600,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.625     05/15/2043            602,502
---------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Puerto Rico Children's Trust Fund (TASC)                                 6.342 3   05/15/2050          1,242,600
---------------------------------------------------------------------------------------------------------------------------------
     2,800,000   Puerto Rico Electric Power Authority, Series UU 4                        4.291 5   07/01/2031          2,627,660
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                         5.375     02/01/2019             25,349
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                           5.500     07/01/2026             76,222
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                           5.900     07/01/2008             50,087
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Port Authority (American Airlines), Series A 1               6.250     06/01/2026            100,054
---------------------------------------------------------------------------------------------------------------------------------
       185,000   Puerto Rico Port Authority (American Airlines), Series A                 6.300     06/01/2023            184,998
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Puerto Rico Sales Tax Financing Corp., Series A 4                        4.518 5   08/01/2057          2,918,970
---------------------------------------------------------------------------------------------------------------------------------
       140,000   V.I. Public Finance Authority (Hovensa Refinery) 1                       6.125     07/01/2022            145,015
---------------------------------------------------------------------------------------------------------------------------------
        50,000   V.I. Public Finance Authority, Series A 1                                5.500     10/01/2018             51,162
---------------------------------------------------------------------------------------------------------------------------------
       200,000   V.I. Public Finance Authority, Series A 1                                5.625     10/01/2025            204,087
                                                                                                                   --------------
                                                                                                                        8,375,947

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $41,788,586)--155.3%                                                                 41,117,552
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(55.3)                                                                         (14,647,013)
                                                                                                                   --------------
NET ASSETS--100.0%                                                                                                 $   26,470,539
                                                                                                                   ==============


            34 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
FMC       Flagstaff Medical Center
IDA       Industrial Devel. Agency
ITEMECF   Industrial, Tourist, Educational,
          Medical and Environmental
          Community Facilities
ROLs      Residual Option Longs
SMC       Sedona Medical Center
TASC      Tobacco Settlement
          Asset-Backed Bonds
V.I.      United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
General Obligation                                      $  7,427,704      18.1%
Single Family Housing                                      5,154,369      12.5
Electric Utilities                                         3,578,365       8.7
Special Assessment                                         3,484,823       8.5
Sales Tax Revenue                                          3,179,228       7.7
Multifamily Housing                                        2,946,442       7.2
Tax Increment Financing (TIF)                              2,922,184       7.1
Education                                                  2,727,123       6.6
Special Tax                                                2,025,032       4.9
Tobacco Master Settlement Agreement                        1,845,102       4.5
Hospital/Health Care                                       1,224,813       3.0
Adult Living Facilities                                    1,221,478       3.0
Food Products                                                947,960       2.3
Water Utilities                                              419,864       1.0
Airlines                                                     285,052       0.7
Student Housing                                              274,931       0.7
Correctional Facilities                                      250,088       0.6
Sewer Utilities                                              238,676       0.6
Student Loans                                                231,312       0.6
Marine/Aviation Facilities                                   177,570       0.4
Paper, Containers & Packaging                                162,355       0.4
Oil, Gas & Consumable Fuels                                  145,015       0.4
Municipal Leases                                              91,581       0.2
Higher Education                                              91,302       0.2
Highways/Commuter Facilities                                  60,161       0.1
Government Appropriation                                       5,022       0.0
                                                        -----------------------

Total                                                   $ 41,117,552     100.0%
                                                        =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            35 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--120.2%
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--117.2%
$       25,000   Albany, MN Independent School District 1                                 5.000%    02/01/2011     $       25,128
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Alexandria, MN Health Care Facilities
                 (Board of Social Ministry) 1                                             6.000     07/01/2032             50,073
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Alexandria, MN Independent School District No. 206 1                     5.375     02/01/2013            100,585
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Apple Valley, MN EDA (Evercare Senior Living) 1                          6.000     12/01/2025             24,834
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Austin, MN GO 1                                                          5.000     10/01/2016             40,215
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Austin, MN GO 1                                                          5.000     10/01/2018             25,095
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Bemidji, MN Health Care Facilities
                 (North Country Health Services) 1                                        5.000     09/01/2031              9,890
---------------------------------------------------------------------------------------------------------------------------------
        70,000   Brainerd, MN Health Care Facilities
                 (Benedictine Health System) 1                                            6.000     02/15/2020             70,129
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Carver County, MN Hsg. & Redevel. Authority
                 (Jail Facilities) 1                                                      5.300     02/01/2014             30,041
---------------------------------------------------------------------------------------------------------------------------------
       275,000   Carver County, MN Hsg. & Redevel. Authority (Lake Grace) 1               5.300     02/01/2012            275,377
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Chippewa County, MN Gross Revenue
                 (Montevideo Hospital) 1                                                  5.500     03/01/2037            957,160
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Columbia Heights, MN EDA Tax Increment
                 (Huset Park Area Redevel.) 1                                             5.375     02/15/2032            934,340
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Columbia Heights, MN Multifamily & Health Care
                 Facilities (Crest View Corp.) 1                                          5.700     07/01/2042            191,682
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Coon Rapids, MN Hsg. (Pine Point Apartments) 1                           6.125     05/01/2032              5,124
---------------------------------------------------------------------------------------------------------------------------------
       400,000   Cottage Grove, MN Senior Hsg. 1                                          6.000     12/01/2046            401,116
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Cuyuna Range, MN Hospital District Health Facilities 1                   5.000     06/01/2029            182,920
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Cuyuna Range, MN Hospital District Health Facilities 1                   5.500     06/01/2035            235,285
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Dakota County, MN Community Devel. Agency
                 (Regent Burnsville) 1                                                    6.000     07/01/2045            194,518
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Douglas County, MN Alexandria Hsg. & Redevel. Authority
                 (Windmill Ponds) 1                                                       5.000 2   07/01/2015              4,870
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Duluth, MN EDA (Benedictine Health System) 1                             5.250     02/15/2033             75,968
---------------------------------------------------------------------------------------------------------------------------------
        10,000   Duluth, MN EDA (Benedictine Health System/St. Mary's
                 Duluth Clinic) 1                                                         5.250     02/15/2028             10,173
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Faribault, MN Hsg. & Redevel. Authority
                 (Trails Edge Apartments) 1                                               5.250     02/01/2028             50,396
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Glencoe, MN GO 1                                                         5.500     12/01/2014              5,013
---------------------------------------------------------------------------------------------------------------------------------
        80,000   Golden Valley, MN
                 (CRC/CAH/BCH/ECH Obligated Group) 1                                      5.500     12/01/2029             80,839
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Harmony, MN Multifamily (Zedakah Foundation)                             5.950     09/01/2020             33,881
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Hastings, MN Health Care Facility (Regina Medical Center) 1              5.300     09/15/2028             50,031
---------------------------------------------------------------------------------------------------------------------------------
        90,000   Hayfield, MN GO 1                                                        5.000     02/01/2018             90,332


            36 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      110,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.) 1                                                  5.500%    04/01/2023     $      109,659
---------------------------------------------------------------------------------------------------------------------------------
       180,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.) 1                                                  5.650     12/01/2022            181,337
---------------------------------------------------------------------------------------------------------------------------------
       115,000   International Falls, MN Solid Waste Disposal
                 (Boise Cascade Corp.) 1                                                  6.850     12/01/2029            120,903
---------------------------------------------------------------------------------------------------------------------------------
       175,000   Lakeville, MN Liquor Revenue 1                                           5.000     02/01/2022            171,915
---------------------------------------------------------------------------------------------------------------------------------
       225,000   Lakeville, MN Liquor Revenue 1                                           5.000     02/01/2027            215,435
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Madelia, MN GO 1                                                         5.000     02/01/2017             40,203
---------------------------------------------------------------------------------------------------------------------------------
       230,000   Mahtomedi, MN Multifamily (Briarcliff) 1                                 7.350     06/01/2036            232,592
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Maple Grove, MN GO 1                                                     5.000     02/01/2019              5,020
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Maple Grove, MN Health Care Systems
                 (Maple Grove Hospital Corp.) 1                                           5.250     05/01/2037            304,047
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Maplewood, MN Multifamily Hsg. (Hazel Ridge) 1                           5.700     12/01/2032             20,013
---------------------------------------------------------------------------------------------------------------------------------
       230,000   McLeod County, MN Commercial Devel.
                 (Southwest Minnesota Foundation) 1                                       5.125     12/01/2031            230,897
---------------------------------------------------------------------------------------------------------------------------------
       370,000   Minneapolis & St. Paul, MN Hsg. & Redevel. Authority
                 (Healthspan Health System) 1                                             5.000     11/15/2013            370,418
---------------------------------------------------------------------------------------------------------------------------------
       197,546   Minneapolis & St. Paul, MN Hsg. Finance Board
                 (Single Family Mtg.) 1                                                   5.000     12/01/2038            193,706
---------------------------------------------------------------------------------------------------------------------------------
     2,375,000   Minneapolis & St. Paul, MN Hsg. Finance Board
                 (Single Family Mtg.) 1                                                   5.250     12/01/2040          2,451,784
---------------------------------------------------------------------------------------------------------------------------------
       190,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission 1                                                             5.000     01/01/2016            192,284
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission 1                                                             5.000     01/01/2030              5,069
---------------------------------------------------------------------------------------------------------------------------------
       120,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission 1                                                             5.250     01/01/2022            122,756
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission (Northwest Airlines) 1                                        5.200     01/01/2024             25,356
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission, Series A 1                                                   5.000     01/01/2019              5,069
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission, Series A 1                                                   5.000     01/01/2028             25,607
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission, Series A 1                                                   5.250     01/01/2014            126,656
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission, Series B                                                     5.250     01/01/2013             20,265
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Minneapolis & St. Paul, MN Metropolitan Airports
                 Commission, Series B 1                                                   5.250     01/01/2015             20,255
---------------------------------------------------------------------------------------------------------------------------------
        75,000   Minneapolis, MN (Carechoice Member) 1                                    5.875     04/01/2024             75,035
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Minneapolis, MN Community Devel. Agency 1                                5.875     06/01/2019             15,860


            37 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$       10,000   Minneapolis, MN Community Devel. Agency (Cord-Sets) 1                    5.500%    06/01/2018     $       10,076
---------------------------------------------------------------------------------------------------------------------------------
        90,000   Minneapolis, MN Community Devel. Agency
                 (Riverside Homes of Minneapolis) 1                                       6.200     09/01/2029             92,752
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments) 1                5.500     04/01/2042            186,184
---------------------------------------------------------------------------------------------------------------------------------
        35,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza) 1                     5.100     12/20/2018             35,181
---------------------------------------------------------------------------------------------------------------------------------
       190,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza) 1                     5.200     12/20/2030            190,308
---------------------------------------------------------------------------------------------------------------------------------
        15,000   Minneapolis, MN Sports Arena                                             5.100     10/01/2013             15,117
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Minneapolis, MN Supported Devel. (Common Bond Fund) 1                    5.000     06/01/2028            244,343
---------------------------------------------------------------------------------------------------------------------------------
       500,000   Minneapolis, MN Tax Increment (Ivy Tower) 1                              5.500     02/01/2022            494,345
---------------------------------------------------------------------------------------------------------------------------------
       250,000   Minneapolis, MN Tax Increment (St. Anthony Falls) 1                      5.750     02/01/2027            249,255
---------------------------------------------------------------------------------------------------------------------------------
       635,000   Minneapolis, MN Tax Increment (Unocal Site) 1                            5.400     02/01/2031            596,894
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Minneota, MN Hsg. Facilities (Madison Ave. Apartments) 1                 5.750     04/01/2019              4,839
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Minnetonka, MN Multifamily Hsg.
                 (Cedar Hills East/Cedar Hills West) 1                                    5.900     10/20/2019             41,412
---------------------------------------------------------------------------------------------------------------------------------
       200,000   MN Agricultural & Economic Devel. Board 1                                7.250     08/01/2020            206,734
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MN Agricultural & Economic Devel. Board
                 (Benedictine Health System) 1                                            5.000     02/15/2023              5,127
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MN HEFA (College of St. Benedict) 1                                      5.350     03/01/2020             20,161
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MN HEFA (Gustavus Adolphus College) 1                                    5.250     10/01/2009             15,018
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MN HEFA (Saint Olaf College) 1                                           5.250     04/01/2029              5,001
---------------------------------------------------------------------------------------------------------------------------------
       110,000   MN HFA (Rental Hsg.) 1                                                   5.100     08/01/2047            108,277
---------------------------------------------------------------------------------------------------------------------------------
        60,000   MN HFA (Rental Hsg.) 1                                                   5.200     08/01/2029             60,157
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MN HFA (Rental Hsg.) 1                                                   5.875     08/01/2028             25,324
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MN HFA (Rental Hsg.) 1                                                   6.125     08/01/2021             25,452
---------------------------------------------------------------------------------------------------------------------------------
       250,000   MN HFA (Residential Hsg.) 1                                              5.100     07/01/2031            250,398
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MN HFA (Single Family Mtg.) 1                                            5.150     07/01/2019             31,028
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MN HFA (Single Family Mtg.) 1                                            5.200     07/01/2013             10,199
---------------------------------------------------------------------------------------------------------------------------------
       155,000   MN HFA (Single Family Mtg.) 1                                            5.400     01/01/2025            156,110
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MN HFA (Single Family Mtg.) 1                                            5.550     07/01/2013             10,265
---------------------------------------------------------------------------------------------------------------------------------
       530,000   MN HFA (Single Family Mtg.) 1                                            5.600     07/01/2013            533,572
---------------------------------------------------------------------------------------------------------------------------------
        35,000   MN HFA (Single Family Mtg.) 1                                            5.600     07/01/2022             35,731
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MN HFA (Single Family Mtg.) 1                                            5.650     07/01/2031              5,077
---------------------------------------------------------------------------------------------------------------------------------
        30,000   MN HFA (Single Family Mtg.) 1                                            5.650     07/01/2031             30,648
---------------------------------------------------------------------------------------------------------------------------------
         5,000   MN HFA (Single Family Mtg.) 1                                            5.750     01/01/2026              5,056
---------------------------------------------------------------------------------------------------------------------------------
        20,000   MN HFA (Single Family Mtg.) 1                                            5.875     01/01/2017             20,498
---------------------------------------------------------------------------------------------------------------------------------
        25,000   MN HFA (Single Family Mtg.) 1                                            5.900     07/01/2025             25,407
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MN HFA (Single Family Mtg.) 1                                            6.100     07/01/2030             15,566
---------------------------------------------------------------------------------------------------------------------------------
       310,000   MN HFA (Single Family Mtg.)                                              6.250     07/01/2026            313,162
---------------------------------------------------------------------------------------------------------------------------------
       500,000   MN Municipal Power Agency 1                                              5.000     10/01/2030            510,415


            38 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      485,000   MN Municipal Power Agency 1                                              5.000%    10/01/2035     $      491,548
---------------------------------------------------------------------------------------------------------------------------------
        10,000   MN Northern Municipal Power Agency 1                                     5.300     01/01/2021             10,238
---------------------------------------------------------------------------------------------------------------------------------
        15,000   MN Public Facilities Authority Water Pollution 1                         5.000     03/01/2015             15,090
---------------------------------------------------------------------------------------------------------------------------------
     1,200,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)                 5.200     04/01/2027          1,138,008
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Moorhead, MN EDA (Eventide) 1                                            5.150     06/01/2029            184,640
---------------------------------------------------------------------------------------------------------------------------------
        20,000   Moorhead, MN Public Utility 1                                            5.100     11/01/2017             20,024
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Morris, MN GO 1                                                          5.000     02/01/2019            170,396
---------------------------------------------------------------------------------------------------------------------------------
        55,000   New Hope, MN Hsg. & Health Care Facilities
                 (Minnesota Masonic Home North Ridge)                                     5.875     03/01/2029             54,239
---------------------------------------------------------------------------------------------------------------------------------
        40,000   Northfield, MN Senior Hsg. (Northfield Manor) 1                          6.000     07/01/2033             39,200
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Olivia, MN GO 1                                                          5.200     02/01/2011              5,005
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Olmstead County, MN Health Care Facilities
                 (Olmsted Medical Group) 1                                                5.450     07/01/2013            110,485
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Otter Tail County, MN GO 1                                               7.500     11/01/2019            302,271
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Park Rapids, MN Health Facilities (Mankato Lutheran Homes) 1             5.600     08/01/2036             95,418
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Paynesville, MN GO 1                                                     5.450     12/01/2009             50,147
---------------------------------------------------------------------------------------------------------------------------------
       100,000   Pine City, MN Health Care & Hsg. (North Branch) 1                        6.125     10/20/2047             99,624
---------------------------------------------------------------------------------------------------------------------------------
        65,000   Plymouth, MN Health Facilities (HealthSpan Health
                 System/North Memorial Medical Center) 1                                  6.250     06/01/2016             65,194
---------------------------------------------------------------------------------------------------------------------------------
       125,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.) 1                5.750     08/01/2041            122,255
---------------------------------------------------------------------------------------------------------------------------------
        30,000   Ramsey County, MN Hsg. & Redevel. Authority
                 (Hanover Townhouses) 1                                                   5.625     07/01/2016             30,710
---------------------------------------------------------------------------------------------------------------------------------
       600,000   Redwood Falls, MN (Redwood Area Hospital) 1                              5.125     12/01/2036            544,854
---------------------------------------------------------------------------------------------------------------------------------
       380,000   Rochester, MN Health Care Facilities (Mayo Clinic) 1                     5.500     11/15/2027            387,463
---------------------------------------------------------------------------------------------------------------------------------
       170,000   Sartell, MN Environmental Improvement, Series A 1                        5.200     06/01/2027            166,967
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Sartell, MN Health Care & Hsg. Facilities
                 (The Foundation for Health Care Continuums) 1                            6.625     09/01/2029            205,072
---------------------------------------------------------------------------------------------------------------------------------
        55,000   Scott, MN Hsg. & Redevel. Authority (Justice Center) 1                   5.500     12/01/2015             55,179
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Slayton, MN Tax Increment, Series B 1                                    5.350     02/01/2013             25,123
---------------------------------------------------------------------------------------------------------------------------------
        25,000   South Washington County, MN Independent School
                 District No. 833 COP 1                                                   5.250     12/01/2014             25,016
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village) 1                                                  5.000     02/01/2031            889,540
---------------------------------------------------------------------------------------------------------------------------------
       250,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)                                                    5.625     02/01/2031            242,558
---------------------------------------------------------------------------------------------------------------------------------
        40,000   St. Cloud, MN Hospital Facilities (St. Cloud Hospital) 1                 5.000     07/01/2015             40,237
---------------------------------------------------------------------------------------------------------------------------------
         5,000   St. Cloud, MN Hospital Facilities (St. Cloud Hospital) 1                 5.000     07/01/2015              5,030
---------------------------------------------------------------------------------------------------------------------------------
        15,000   St. Cloud, MN Hospital Facilities (St. Cloud Hospital) 1                 5.000     07/01/2020             15,087
---------------------------------------------------------------------------------------------------------------------------------
       400,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Bridgecreek Senior Place)                                               7.000     09/15/2037            399,952


            39 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

     PRINCIPAL                                                                                                              VALUE
        AMOUNT                                                                           COUPON       MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      342,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Great Northern Lofts)                                                   6.250%    03/01/2029     $      352,465
---------------------------------------------------------------------------------------------------------------------------------
       150,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Hmong Academy) 1                                                        6.000     09/01/2036            151,176
---------------------------------------------------------------------------------------------------------------------------------
       180,000   St. Paul, MN Hsg. & Redevel. Authority
                 (St. Paul Academy & Summit School) 1                                     5.500     10/01/2024            186,905
---------------------------------------------------------------------------------------------------------------------------------
       200,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                 Facility (GHP/RH/MAC Obligated Group)                                    5.250     05/15/2036            198,086
---------------------------------------------------------------------------------------------------------------------------------
         5,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                 Facility (Regions Hospital) 1                                            5.200     05/15/2013              5,058
---------------------------------------------------------------------------------------------------------------------------------
        25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                 Facility (Regions Hospital) 1                                            5.250     05/15/2018             25,183
---------------------------------------------------------------------------------------------------------------------------------
        35,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                 Facility (Regions Hospital) 1                                            5.300     05/15/2028             35,045
---------------------------------------------------------------------------------------------------------------------------------
       100,000   St. Paul, MN Independent School District No. 625 COP 1                   6.375     02/01/2013            100,221
---------------------------------------------------------------------------------------------------------------------------------
       100,000   St. Paul, MN Port Authority (Great Northern) 1                           6.000     03/01/2030            101,080
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Stillwater, MN Multifamily (Orleans Homes) 1                             5.500     02/01/2042            188,964
---------------------------------------------------------------------------------------------------------------------------------
        25,000   Virginia, MN Hsg. & Redevel. Authority Health Care
                 Facilities                                                               5.375     10/01/2030             25,218
---------------------------------------------------------------------------------------------------------------------------------
       130,000   Washington County, MN Hsg. & Redevel. Authority
                 (HealthEast) 1                                                           5.500     11/15/2027            131,197
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Washington County, MN Hsg. & Redevel. Authority
                 (HealthEast/HealthEast Bethesda Hospital Obligated Group) 1              5.375     11/15/2018              5,053
---------------------------------------------------------------------------------------------------------------------------------
       215,000   Washington County, MN Hsg. & Redevel. Authority
                 (Seasons Villas) 1                                                       6.950     12/01/2023            217,507
---------------------------------------------------------------------------------------------------------------------------------
       200,000   Winona, MN Health Care Facilities
                 (Winona Health Obligated Group) 1                                        5.150     07/01/2031            196,460
                                                                                                                   --------------
                                                                                                                       21,948,433
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--3.0%
        40,000   Puerto Rico Children's Trust Fund (TASC)                                 5.375     05/15/2033             39,823
---------------------------------------------------------------------------------------------------------------------------------
       300,000   Puerto Rico Children's Trust Fund (TASC) 1                               5.500     05/15/2039            300,354
---------------------------------------------------------------------------------------------------------------------------------
        60,000   Puerto Rico IMEPCF (American Airlines) 1                                 6.450     12/01/2025             60,454
---------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                         5.375     02/01/2019              5,070
---------------------------------------------------------------------------------------------------------------------------------
       110,000   Puerto Rico Port Authority (American Airlines), Series A 1               6.250     06/01/2026            110,059
---------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico Port Authority (American Airlines), Series A                 6.300     06/01/2023             50,000
                                                                                                                   --------------
                                                                                                                          565,760

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $23,107,791)--120.2%                                                                 22,514,193
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(20.2)                                                                          (3,783,066)
                                                                                                                   --------------

NET ASSETS--100.0%                                                                                                 $   18,731,127
                                                                                                                   ==============


            40 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH        Bethany Covenant Home
CAH        Colonial Acres Home
COP        Certificates of Participation
CRC        Covenant Retirement Communities
ECH        Ebenezer Covenant Home
EDA        Economic Devel. Authority
GHP        Group Health Plan
GO         General Obligation
HEFA       Higher Education Facilities Authority
HFA        Housing Finance Agency
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC        Midwest Assurance Company
RH         Regions Hospital
TASC       Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                MARKET VALUE   PERCENT
-------------------------------------------------------------------------------
Hospital/Health Care                                    $  4,445,217      19.7%
Single Family Housing                                      4,330,378      19.2
Tax Increment Financing (TIF)                              4,260,429      18.9
Marine/Aviation Facilities                                 1,681,325       7.5
Multifamily Housing                                        1,498,677       6.7
Adult Living Facilities                                    1,434,126       6.4
Electric Utilities                                         1,032,225       4.6
General Obligation                                           607,455       2.7
Municipal Leases                                             460,818       2.1
Specialty Retail                                             411,899       1.8
Beverages                                                    387,350       1.7
Tobacco Master Settlement Agreement                          340,177       1.5
Energy Equipment & Services                                  302,271       1.3
Government Appropriation                                     244,343       1.1
Not-for-Profit Organization                                  230,897       1.0
Airlines                                                     220,513       1.0
Construction Materials                                       206,734       0.9
Education                                                    176,192       0.8
Resource Recovery                                            166,967       0.7
Higher Education                                              45,250       0.2
Food Products                                                 15,860       0.1
Water Utilities                                               15,090       0.1
                                                        -----------------------
Total                                                   $ 22,514,193     100.0%
                                                        =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            41 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

                                                                        OPPENHEIMER    OPPENHEIMER
                                                                          ROCHESTER      ROCHESTER
                                                                            ARIZONA      MINNESOTA
                                                                          MUNICIPAL      MUNICIPAL
September 30, 2007                                                             FUND           FUND
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at cost                                                   $ 41,788,586   $ 23,107,791
===================================================================================================
Investments, at value                                                  $ 41,117,552   $ 22,514,193
---------------------------------------------------------------------------------------------------
Cash                                                                        180,708        149,955
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          1,466,034          1,206
Interest                                                                    414,259        314,472
Shares of beneficial interest sold                                          121,486         90,909
Due from Manager                                                                 90            147
Other                                                                         1,138          1,121
                                                                       ----------------------------
Total assets                                                             43,301,267     23,072,003

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 5)                                        8,300,000      4,300,000
Payable for short-term floating rate notes issued (See Note 1)            5,220,000             --
Investments purchased*                                                    3,240,069             --
Interest expense on borrowings                                               36,705         18,797
Dividends                                                                    18,534         12,742
Distribution and service plan fees                                            7,953          1,128
Shareholder communications                                                    4,139          3,888
Transfer and shareholder servicing agent fees                                   463            452
Trustees' compensation                                                          471            406
Shares of beneficial interest redeemed                                           --             13
Other                                                                         2,394          3,450
                                                                       ----------------------------
Total liabilities                                                        16,830,728      4,340,876

---------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 26,470,539   $ 18,731,127
                                                                       ============================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $      1,931   $      1,422
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                               27,151,504     19,230,665
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                           172,968        128,397
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (184,830)       (35,759)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                 (671,034)      (593,598)
                                                                       ----------------------------
NET ASSETS                                                             $ 26,470,539   $ 18,731,127
                                                                       ============================

* Investments purchased on a when-issued basis or forward commitment   $  3,230,000   $         --


            42 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                                        OPPENHEIMER    OPPENHEIMER
                                                                          ROCHESTER      ROCHESTER
                                                                            ARIZONA      MINNESOTA
                                                                          MUNICIPAL      MUNICIPAL
                                                                               FUND           FUND
---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                             $ 23,169,636   $ 17,328,566
Shares of benefical interest outstanding                                  1,690,140      1,315,433
Per share                                                              $      13.71   $      13.17
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                            $      14.39   $      13.83
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                             $    131,807   $    398,487
Shares of benefical interest outstanding                                      9,620         30,272
Per share                                                              $      13.70   $      13.16
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                             $  3,169,096   $  1,004,074
Shares of benefical interest outstanding                                    231,276         76,286
Per share                                                              $      13.70   $      13.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            43 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

                                                                        OPPENHEIMER    OPPENHEIMER
                                                                          ROCHESTER      ROCHESTER
                                                                            ARIZONA      MINNESOTA
                                                                          MUNICIPAL      MUNICIPAL
For the Six Months Ended September 30, 2007                                    FUND           FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest                                                               $    681,975   $    419,897

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                              50,837         34,627
---------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       9,127            159
Class B                                                                         616          1,304
Class C                                                                      10,853          3,384
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       1,641          1,474
Class B                                                                          78            141
Class C                                                                         454            304
---------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       1,862          2,186
Class B                                                                         913            431
Class C                                                                         624            603
---------------------------------------------------------------------------------------------------
Interest expense on borrowings                                              154,320        106,149
---------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                 51,004             --
---------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                  14,376         13,476
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                     373            840
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                          315            262
---------------------------------------------------------------------------------------------------
Other                                                                        10,085          7,475
                                                                       ----------------------------
Total expenses                                                              307,478        172,815
Less reduction to custodian expenses                                            (54)          (581)
Less waivers and reimbursements of expenses                                (173,822)      (118,341)
                                                                       ----------------------------
Net expenses                                                                133,602         53,893

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       548,373        366,004

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                           (183,975)       (35,166)
---------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                       (801,409)      (632,151)

---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $   (437,011)  $   (301,313)
                                                                       ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            44 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Oppenheimer Rochester Arizona Municipal Fund

                                                                               SIX MONTHS         PERIOD
                                                                                    ENDED          ENDED
                                                                       SEPTEMBER 30, 2007      MARCH 31,
                                                                              (UNAUDITED)         2007 1
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                        $    548,373   $    184,119
----------------------------------------------------------------------------------------------------------
Net realized loss                                                                (183,975)          (855)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (801,409)       130,375
                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations                  (437,011)       313,639

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (381,199)      (127,692)
Class B                                                                            (2,434)          (791)
Class C                                                                           (42,691)        (6,491)
                                                                             -----------------------------
                                                                                 (426,324)      (134,974)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                        13,619,171     10,029,836
Class B                                                                            57,924         78,749
Class C                                                                         1,984,689      1,282,840
                                                                             -----------------------------
                                                                               15,661,784     11,391,425

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total increase                                                                 14,798,449     11,570,090
----------------------------------------------------------------------------------------------------------
Beginning of period                                                            11,672,090        102,000 2
                                                                             -----------------------------
End of period (including accumulated net investment income of
$172,968 and $50,919, respectively)                                          $ 26,470,539   $ 11,672,090
                                                                             =============================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            45 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS  Continued
--------------------------------------------------------------------------------

Oppenheimer Rochester Minnesota Municipal Fund

                                                                               SIX MONTHS         PERIOD
                                                                                    ENDED          ENDED
                                                                       SEPTEMBER 30, 2007      MARCH 31,
                                                                              (UNAUDITED)         2007 1
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                        $    366,004   $    142,286
----------------------------------------------------------------------------------------------------------
Net realized loss                                                                 (35,166)          (593)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (632,151)        38,553
                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations                  (301,313)       180,246

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (265,634)       (96,679)
Class B                                                                            (5,238)        (1,277)
Class C                                                                           (12,482)        (1,099)
                                                                             -----------------------------
                                                                                 (283,354)       (99,055)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                        10,032,822      7,651,497
Class B                                                                           196,298        213,782
Class C                                                                           875,422        162,782
                                                                             -----------------------------
                                                                               11,104,542      8,028,061

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total increase                                                                 10,519,875      8,109,252
----------------------------------------------------------------------------------------------------------
Beginning of period                                                             8,211,252        102,000 2
                                                                             -----------------------------

End of period (including accumulated net investment income of
$128,397 and $45,747, respectively)                                          $ 18,731,127   $  8,211,252
                                                                             =============================

1. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            46 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

                                                                         OPPENHEIMER
                                                                           ROCHESTER
                                                                             ARIZONA
                                                                           MUNICIPAL
For the Six Months Ended September 30, 2007                                     FUND
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net decrease in net assets from operations                             $    (437,011)
-------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (28,708,874)
Proceeds from disposition of investment securities                         6,897,713
Short-term investment securities, net                                     (4,140,318)
Premium amortization                                                          49,143
Discount accretion                                                           (41,062)
Net realized loss on investments                                             183,975
Net change in unrealized depreciation on investments                         801,409
Increase in interest receivable                                             (218,285)
Increase in receivable for securities sold                                (1,431,034)
Increase in other assets                                                        (282)
Increase in payable for securities purchased                               2,779,174
Increase in payable for accrued expenses                                       5,826
                                                                       --------------
Net cash used in operating activities                                    (24,259,626)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowings                                             25,100,000
Payments on bank borrowings                                              (19,900,000)
Proceeds from short-term floating rate notes issued                        3,470,000
Proceeds from shares sold                                                 18,969,952
Payment on shares redeemed                                                (3,268,123)
Cash distributions paid                                                     (295,501)
                                                                       --------------
Net cash provided by financing activities                                 24,076,328

-------------------------------------------------------------------------------------
Net decrease in cash                                                        (183,298)
-------------------------------------------------------------------------------------
Cash, beginning balance                                                      364,006
                                                                       --------------
Cash, ending balance                                                   $     180,708
                                                                       ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $118,312.

Cash paid for interest on bank borrowings--$128,262.

Cash paid for interest on short-term floating rate notes issued--$51,004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            47 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         OPPENHEIMER
                                                                           ROCHESTER
                                                                           MINNESOTA
                                                                           MUNICIPAL
For the Six Months Ended September 30, 2007                                     FUND
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net decrease in net assets from operations                             $    (301,313)
-------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (11,341,622)
Proceeds from disposition of investment securities                           609,934
Short-term investment securities, net                                     (2,326,443)
Premium amortization                                                          34,632
Discount accretion                                                               (47)
Net realized loss on investments                                              35,166
Net change in unrealized depreciation on investments                         632,151
Increase in interest receivable                                             (179,005)
Decrease in receivable for securities sold                                    14,229
Increase in other assets                                                        (416)
Decrease in payable for securities purchased                                 (10,322)
Decrease in payable for accrued expenses                                     (18,822)
                                                                       --------------
Net cash used in operating activities                                    (12,851,878)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowings                                             10,900,000
Payments on bank borrowings                                               (9,300,000)
Proceeds from shares sold                                                 11,515,058
Payment on shares redeemed                                                  (324,415)
Cash distributions paid                                                     (196,199)
                                                                       --------------
Net cash provided by financing activities                                 12,594,444

-------------------------------------------------------------------------------------
Net decrease in cash                                                        (257,434)
-------------------------------------------------------------------------------------
Cash, beginning balance                                                      407,389
                                                                       --------------
Cash, ending balance                                                   $     149,955
                                                                       ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $78,521.

Cash paid for interest on bank borrowings--$98,686.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            48 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Oppenheimer Rochester Arizona Municipal Fund

                                                            CLASS A                        CLASS B                        CLASS C
                                             Six Months      Period        Six Months       Period        Six Months       Period
                                                  Ended       Ended             Ended        Ended             Ended        Ended
                                         Sept. 30, 2007   March 31,    Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,
                                            (Unaudited)      2007 1       (Unaudited)       2007 1       (Unaudited)       2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  14.30    $  13.80           $ 14.29      $ 13.80           $ 14.29      $ 13.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income 2                             .42         .37               .36          .31               .36          .29
Net realized and unrealized gain (loss)            (.68)        .39              (.67)         .39              (.67)         .41
                                         -------------------------------------------------------------------------------------------
Total from investment operations                   (.26)        .76              (.31)         .70              (.31)         .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.33)       (.26)             (.28)        (.21)             (.28)        (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.71    $  14.30           $ 13.70      $ 14.29           $ 13.70      $ 14.29
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               (1.84)%       5.61%            (2.21)%       5.16%            (2.22)%       5.18%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $ 23,170    $ 10,308           $   132      $    80           $ 3,169      $ 1,284
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 16,220    $  6,676           $   123      $    44           $ 2,175      $   411
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              6.00%       5.52%             5.21%        4.56%             5.21%        4.39%
Expenses excluding interest and fees on
short-term floating rate notes issued              2.64%       2.88%             5.07%       11.63%             3.58%        4.48%
Interest and fees on short-term
floating rate notes issued 5                       0.55%       0.14%             0.55%        0.14%             0.55%        0.14%
                                         -------------------------------------------------------------------------------------------
Total expenses                                     3.19% 6     3.02% 6           5.62% 6     11.77% 6           4.13% 6      4.62% 6
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses 7                               1.35%       0.94%             2.10%        1.69%             2.10%        1.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              32%          0%               32%           0%               32%           0%

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

7. Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            49 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Oppenheimer Rochester Minnesota Municipal Fund

                                                            CLASS A                        CLASS B                        CLASS C
                                             Six Months      Period        Six Months       Period        Six Months       Period
                                                  Ended       Ended             Ended        Ended             Ended        Ended
                                         Sept. 30, 2007   March 31,    Sept. 30, 2007    March 31,    Sept. 30, 2007    March 31,
                                            (Unaudited)      2007 1       (Unaudited)       2007 1       (Unaudited)       2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.79     $ 13.60           $ 13.78      $ 13.60           $ 13.78      $ 13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income 2                             .39         .30               .34          .26               .33          .26
Net realized and unrealized gain (loss)            (.70)        .09              (.71)         .08              (.70)         .08
                                         -------------------------------------------------------------------------------------------
Total from investment operations                   (.31)        .39              (.37)         .34              (.37)         .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.31)       (.20)             (.25)        (.16)             (.25)        (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.17     $ 13.79           $ 13.16      $ 13.78           $ 13.16      $ 13.78
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                (2.31)%      2.85%            (2.67)%       2.48%            (2.71)%       2.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $ 17,329     $ 7,832           $   398      $   215           $ 1,004      $   164
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 11,661     $ 6,330           $   275      $    95           $   680      $    77
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              5.85%       5.53%             5.10%        4.75%             4.99%        4.75%
Total expenses                                     2.64% 5     3.44% 5           3.92% 5      8.87% 5           3.84% 5      9.87% 5
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 0.80%       0.80%             1.55%        1.55%             1.55%        1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               4%          0%                4%           0%                4%           0%

1. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            50 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester Arizona Municipal Fund ("Arizona Fund") and Oppenheimer Rochester Minnesota Municipal Fund ("Minnesota Fund"), collectively (the "Funds"), are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds' assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not


            51 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Funds on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Funds may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Funds maintain internally designated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Funds' net asset value to the extent the Funds execute such transactions while remaining substantially fully invested. The Funds may also sell securities that they purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the following Fund had purchased securities issued on a when-issued basis or forward commitment.

                       PURCHASED ON A WHEN-ISSUED BASIS
                                  OR FORWARD COMMITMENT
                      ---------------------------------
                      Arizona Fund          $ 3,230,000

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Funds invest in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Funds will not invest more than 20% of their total assets in inverse floaters. As of September 30, 2007, the following Fund held inverse floaters.

                            INVERSE FLOATER    % OF TOTAL ASSETS
            ----------------------------------------------------
            Arizona Fund          $ 326,630                0.75%

Certain inverse floating rate securities are created when the Funds purchase and subsequently transfer a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Funds. The terms of these inverse floating rate securities grant the Funds the right to require that the Trust issuing the inverse floating


            52 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS rate security compel a tender of the short-term floating rate notes to facilitate the Funds' repurchase of the underlying municipal bond. Following such a request, the Funds pay the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Funds include the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Funds also include the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on their Statements of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Funds' Statements of Operations. At September 30, 2007 municipal bond holdings shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the short-term floating rate notes issued and outstanding at that date. The value of the municipal bond holdings and the short-term floating rate notes issued are shown in the following table.

                           VALUE OF MUNICIPAL   SHORT-TERM FLOATING
                                BOND HOLDINGS     RATE NOTES ISSUED
             ------------------------------------------------------
             Arizona Fund         $ 5,546,630           $ 5,220,000

At September 30, 2007, the Arizona Fund's residual exposure to these types of inverse floating rate securities was as follows:

PRINCIPAL     INVERSE                                        COUPON    MATURITY          VALUE AS OF
AMOUNT        FLOATER 1                                     RATES 2       DATES   SEPTEMBER 30, 2007
----------------------------------------------------------------------------------------------------
ARIZONA FUND
$    280,000  Puerto Rico Electric Power Authority ROLs       5.880%     7/1/31   $          107,660
     300,000  Puerto Rico Sales Tax Financing Corp. ROLs 3    7.990      8/1/57              218,970
                                                                                  ------------------
                                                                                  $          326,630
                                                                                  ==================

1. For a list of abbreviations used in the Inverse Floater table, see the Portfolio Abbreviation table on page 35 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater"

3. Security is subject to a shortfall and forbearance agreement.

The Funds enter into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Funds. These agreements commit the Funds to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Funds would not be required to make such a reimbursement. The Manager monitors the


            53 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Funds' potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Funds' investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2007, in addition to the exposure detailed in the preceding tables, the Funds' maximum exposure under such agreements is estimated at as shown in the following table.

                           APPROXIMATE MAXIMUM EXPOSURE
                 --------------------------------------
                 Arizona Fund               $ 2,700,000
                 Minnesota Fund             $        --

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

As of September 30, 2007, the Funds had available for federal income tax purposes an estimated capital loss carryforwards expiring by 2015 as shown in the following table.

                             CAPITAL LOSS CARRYFORWARDS
                 --------------------------------------
                 Arizona Fund                 $ 184,830
                 Minnesota Fund                  35,759

This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of September 30, 2007, it is estimated that the Funds


            54 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS will not utilize any capital loss carryforwards to offset realized capital gains. During the fiscal year ended March 31, 2007, the Funds did not utilize any capital loss carryforward.

As of March 31, 2007, the Funds had available for federal income tax purposes post-October losses as follows:

                   POST-OCTOBER LOSSES
                   ------------------------------------
                   Arizona Fund                   $ 855
                   Minnesota Fund                   593

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan (the "Plan") for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2007, the Funds' projected benefit obligations were increased and payments were made to retired trustees, resulting in an accumulated liability as shown in the following table:

                               PROJECTED BENEFIT    PAYMENTS MADE
                                     OBLIGATIONS       TO RETIRED    ACCUMULATED
                                       INCREASED         TRUSTEES      LIABILITY
--------------------------------------------------------------------------------
Arizona Fund                               $ 221             $ 70          $ 397
Minnesota Fund                               183               60            339

The Funds' Board of Trustees have adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other Oppenheimer funds selected by the Trustee. The Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


            55 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:

ARIZONA FUND

                               SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                         SHARES             AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                  1,195,582    $    16,754,404          713,364    $   10,027,355
Dividends and/or
distributions reinvested                  7,283            101,427              899            12,860
Redeemed                               (233,513)        (3,236,660)            (721)          (10,379)
                                      -----------------------------------------------------------------
Net increase                            969,352    $    13,619,171          713,542    $   10,029,836
                                      =================================================================


            56 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                               SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                         SHARES             AMOUNT         SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                      4,768    $        68,291          5,491      $       78,562
Dividends and/or
distributions reinvested                     73              1,014             18                 251
Redeemed                                   (797)           (11,381)            (5)                (64)
                                      -----------------------------------------------------------------
Net increase                              4,044    $        57,924          5,504      $       78,749
                                      =================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                    141,781    $     1,988,900         89,709      $    1,281,692
Dividends and/or
distributions reinvested                  1,145             15,871             82               1,176
Redeemed                                 (1,511)           (20,082)            (2)                (28)
                                      -----------------------------------------------------------------
Net increase                            141,415    $     1,984,689         89,789      $    1,282,840
                                      =================================================================

1. For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,246.377 shares of Class A at a value of $100,000 and 72.464 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

MINNESOTA FUND

                               SIX MONTHS ENDED SEPTEMBER 30, 2007    PERIOD ENDED MARCH 31, 2007 1,2
                                         SHARES             AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                    751,102    $    10,080,569          560,338    $    7,650,736
Dividends and/or
distributions reinvested                  5,045             67,329              378             5,211
Redeemed                                 (8,461)          (115,076)            (322)           (4,450)
                                      -----------------------------------------------------------------
Net increase                            747,686    $    10,032,822          560,394    $    7,651,497
                                      =================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     14,476    $       194,148           15,525    $      213,286
Dividends and/or
distributions reinvested                    204              2,720               38               523
Redeemed                                    (43)              (570)              (2)              (27)
                                      -----------------------------------------------------------------
Net increase                             14,637    $       196,298           15,561    $      213,782
                                      =================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     78,984    $     1,075,732           11,766    $      161,762
Dividends and/or
distributions reinvested                    635              8,472               74             1,020
Redeemed                                (15,247)          (208,782)              --                --
                                      -----------------------------------------------------------------
Net increase                             64,372    $       875,422           11,840    $      162,782
                                      =================================================================

1. For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2. The Fund sold 7,352.941 shares of Class A at a value of $100,000 and 73.529 shares each of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.


            57 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2007, were as follows:

                                      INVESTMENT SECURITIES
                                    PURCHASES            SALES
             -------------------------------------------------
             Arizona Fund      $   28,708,874    $   6,897,713
             Minnesota Fund        11,341,622          609,934

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

                   FEE SCHEDULE FOR THE FUNDS
                   -----------------------------------------
                   Up to $500 million of net assets     0.55%
                   Next $500 million of net assets      0.50
                   Next $500 million of net assets      0.45
                   Over $1.5 billion of net assets      0.40

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the six months ended September 30, 2007, the Funds paid OFS for services as shown in the following table:

                   -----------------------------------------
                   Arizona Fund                      $ 1,779
                   Minnesota Fund                      1,534

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Funds under the Plan are detailed in the Statements of Operations.


            58 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B and Class C shares were as follows:

                                          CLASS B        CLASS C
                    --------------------------------------------
                    Arizona Fund          $ 3,507       $ 30,006
                    Minnesota Fund          9,762         15,220

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the table below for the six months ended September 30, 2007.

                                          CLASS A        CLASS B        CLASS C
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                       RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
                       DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
Arizona Fund              $ 12,946           $ --            $ 3            $ 1
Minnesota Fund              13,701             --             29             11

--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that "Total expenses," excluding expenses attributable to the Funds' investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2007, the Manager reimbursed the Funds as detailed in the following table.

                                          CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Arizona Fund                            $ 149,604        $ 2,182       $ 22,036
Minnesota Fund                            107,299          3,256          7,786


            59 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds. The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement. Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the six months ended September 30, 2007, the Funds had borrowings outstanding at an interest rate of 5.5866%. Details of the borrowings for the six months ended September 30, 2007 are listed in the following table.

                                                                                            MAXIMUM
                                                                                          AMOUNT OF
                                                                                         BORROWINGS
                                 AVERAGE                                                 OUSTANDING
                     AVERAGE       DAILY                         GROSS     GROSS LOAN        AT ANY       FEES     INTEREST
                  DAILY LOAN    INTEREST                    BORROWINGS     REPAYMENTS     MONTH-END       PAID         PAID
                     BALANCE    RATE FOR                        DURING         DURING        DURING     DURING       DURING
                 FOR THE SIX     THE SIX                       THE SIX        THE SIX       THE SIX    THE SIX      THE SIX
                      MONTHS      MONTHS     BORROWINGS         MONTHS         MONTHS        MONTHS     MONTHS       MONTHS
                       ENDED       ENDED    OUTSTANDING          ENDED          ENDED         ENDED      ENDED        ENDED
                   SEPTEMBER   SEPTEMBER   AT SEPTEMBER      SEPTEMBER      SEPTEMBER     SEPTEMBER  SEPTEMBER    SEPTEMBER
                    30, 2007    30, 2007       30, 2007       30, 2007       30, 2007      30, 2007   30, 2007     30, 2007
----------------------------------------------------------------------------------------------------------------------------
Arizona Fund     $ 5,648,634       5.344%   $ 8,300,000   $ 25,100,000   $ 19,900,000   $ 8,300,000  $   7,432   $  128,262
Minnesota Fund     3,902,186       5.344      4,300,000     10,900,000      9,300,000     5,300,000      5,704       98,686

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.


            60 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


            61 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            62 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


            63 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Arizona municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Arizona municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses


            64 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund's actual management fees are lower than its peer group median although its contractual management fees and total expenses were higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            65 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

--------------------------------------------------------------------------------

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


            66 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott
S. Cottier, Troy E. Willis, Mark R. DeMitry and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester investment team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load Minnesota municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's performance since inception had been better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Minnesota municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund's contractual and


            67 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

actual management fees are lower than its peer group median although its total expenses were higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            68 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007